Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Going Concern [Abstract]
Accumulated deficit	$ 36,631,570		$ 23,496,792	$ 9,470,685
Cash used in operations	2,823,306	$ 3,369,258	7,373,687	$ 3,907,348
Working capital deficit	$ 5,000,000		$ 7,000,000